Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation
Total	$ 111,713	$ 87,996	$ 67,105
Non-cash stock-based compensation charged through Amount due from SINA	9,300	7,900
Costs of revenues
Stock-based compensation
Total	9,417	8,112	5,384
Sales and marketing
Stock-based compensation
Total	18,910	15,292	9,983
Product development
Stock-based compensation
Total	55,294	43,622	33,093
General and administrative
Stock-based compensation
Total	$ 28,092	$ 20,970	$ 18,645